Stock-based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted during the year (shares)	0
Exercised, intrinsic value	$ 75	$ 23,900	$ 9,700
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)	17,376
Share-Based Payment Arrangement, Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period	4 years
Term of award	10 years
Unrecognized stock-based compensation cost	$ 3,200
Unrecognized stock-based compensation cost, period for recognition	1 year 5 months 1 day
Restricted stock units
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement, shares withheld for tax withholding obligation (in shares)	56,649
Weighted-average exercise price of RSUs (in USD per share)	$ 4.38
Unrecognized stock-based compensation cost	$ 5,400
Unrecognized stock-based compensation cost, period for recognition	1 year 5 months 8 days